UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2025

Date of reporting period:	June 1, 2024 – November 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Equity Fund
Class A
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$21,426,853
Total Number of Portfolio Holdings*	650
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund	PAGE 1	39117-STSA-0125

Putnam Dynamic Asset Allocation Equity Fund
Class P
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$31	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$21,426,853
Total Number of Portfolio Holdings*	650
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund	PAGE 1	39117-STSP-0125

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Equity
Fund

Financial Statements and Other Important Information

Semiannual | November 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 11/30/24 (Unaudited)
COMMON STOCKS (82.5%)*	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	209	$22,704
Trade Desk, Inc. (The) Class A †	72	9,256
		31,960
Aerospace and defense (1.0%)
Airbus SE (France)	70	10,941
Curtiss-Wright Corp.	23	8,593
Dassault Aviation SA (France)	28	5,579
Howmet Aerospace, Inc.	36	4,262
Lockheed Martin Corp.	221	117,000
Northrop Grumman Corp.	63	30,848
RTX Corp.	208	25,341
TransDigm Group, Inc.	14	17,542
		220,106
Agriculture (0.2%)
Archer-Daniels-Midland Co.	181	9,883
Corteva, Inc.	402	25,020
		34,903
Airlines (0.3%)
Copa Holdings SA Class A (Panama)	211	19,701
Qantas Airways, Ltd. (voting rights) (Australia) †	4,183	24,007
Southwest Airlines Co.	784	25,370
		69,078
Automotive (2.0%)
BYD Co., Ltd. Class H (China)	1,500	49,477
Carvana Co. †	34	8,854
Ford Motor Co.	804	8,949
General Motors Co.	613	34,077
Kia Corp. (South Korea)	506	33,883
Mahindra & Mahindra, Ltd. (India)	1,032	36,354
Stellantis NV (Euronext Paris Exchange) (Italy)	547	7,265
Subaru Corp. (Japan)	1,100	17,651
Tesla, Inc. †	562	193,980
Toyota Motor Corp. (Japan)	200	3,417
United Rentals, Inc.	25	21,650
Volvo AB Class B (Sweden)	796	19,826
		435,383
Banking (6.0%)
ABN AMRO Bank NV (Netherlands)	361	5,597
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	12,552	44,630
AIB Group PLC (Ireland)	2,537	13,844
Al Rajhi Bank (Saudi Arabia)	2,367	57,423
Banco de Sabadell SA (Spain)	1,768	3,334
Banco do Brasil SA (Brazil)	7,200	29,641
Banco Santander SA (Spain)	5,986	27,635
Bank Central Asia Tbk PT (Indonesia)	72,100	45,503
Bank Hapoalim BM (Israel)	1,279	14,701
Bank Leumi Le-Israel BM (Israel)	1,030	11,738
Bank Mandiri Persero Tbk PT (Indonesia)	71,300	27,723
Bank of America Corp.	1,660	78,866
Bank of China, Ltd. Class H (China)	142,000	66,210
Bank of New York Mellon Corp. (The)	927	75,893
Barclays PLC (United Kingdom)	2,133	7,150
BNP Paribas SA (France)	131	7,831
BOC Hong Kong Holdings, Ltd. (Hong Kong)	1,000	3,086
Citigroup, Inc.	2,678	189,790
Citizens Financial Group, Inc.	219	10,543
Commonwealth Bank of Australia (Australia)	23	2,388
Credit Agricole SA (France)	514	6,884
DBS Group Holdings, Ltd. (Singapore)	670	21,260

Dynamic Asset Allocation Equity Fund
1

COMMON STOCKS (82.5%)* cont.	Shares	Value
Banking cont.
Erste Group Bank AG (Czech Republic)	299	$16,412
First Horizon Corp.	451	9,530
Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,555	23,708
HSBC Holdings PLC (United Kingdom)	3,197	29,794
ICICI Bank, Ltd. (India)	6,868	105,669
Intesa Sanpaolo SpA (Italy)	4,836	18,563
JPMorgan Chase & Co.	147	36,709
KeyCorp	542	10,558
Lloyds Banking Group PLC (United Kingdom)	9,431	6,358
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,400	16,710
Mizrahi Tefahot Bank, Ltd. (Israel)	138	5,969
National Australia Bank, Ltd. (Australia)	138	3,533
Nordea Bank ABP (Finland)	2,032	22,953
Northern Trust Corp.	106	11,783
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,000	12,155
PNC Financial Services Group, Inc. (The)	181	38,865
Popular, Inc. (Puerto Rico)	98	9,737
State Street Corp.	813	80,089
Truist Financial Corp.	202	9,631
UBS Group AG (Switzerland)	247	7,987
UniCredit SpA (Italy)	709	27,234
Webster Financial Corp.	151	9,329
Wells Fargo & Co.	162	12,340
Zions Bancorp NA	181	10,954
		1,288,240
Beverage (0.5%)
Carlsberg A/S Class B (Denmark)	25	2,579
Coca-Cola Co. (The)	1,056	67,668
Coca-Cola Consolidated, Inc.	7	9,130
Coca-Cola HBC AG (Italy)	397	14,171
Keurig Dr Pepper, Inc.	285	9,305
		102,853
Biotechnology (0.4%)
Alnylam Pharmaceuticals, Inc. †	16	4,049
Amgen, Inc.	29	8,203
Exelixis, Inc. †	306	11,157
Incyte Corp. †	118	8,802
Neurocrine Biosciences, Inc. †	74	9,380
Regeneron Pharmaceuticals, Inc. †	50	37,511
		79,102
Building materials (0.4%)
Amber Enterprises India, Ltd. (India) †	153	11,009
Mohawk Industries, Inc. †	67	9,302
Owens Corning	53	10,898
Trane Technologies PLC	99	41,206
Vulcan Materials Co.	18	5,186
		77,601
Cable television (0.2%)
Charter Communications, Inc. Class A †	38	15,085
Comcast Corp. Class A	433	18,701
		33,786
Chemicals (1.0%)
Air Liquide SA (France)	62	10,313
Arkema SA (France)	15	1,190
Axalta Coating Systems, Ltd. †	233	9,427
CF Industries Holdings, Inc.	109	9,773
DuPont de Nemours, Inc.	295	24,659
Eastman Chemical Co.	104	10,891
Evonik Industries AG (Germany)	225	4,136
Huntsman Corp.	486	9,516
International Flavors & Fragrances, Inc.	105	9,593

2
Dynamic Asset Allocation Equity Fund

COMMON STOCKS (82.5%)* cont.	Shares	Value
Chemicals cont.
Linde PLC	15	$6,915
LyondellBasell Industries NV Class A	114	9,501
Mosaic Co. (The)	334	8,838
NewMarket Corp.	10	5,336
Olin Corp.	217	9,242
PPG Industries, Inc.	170	21,143
Sherwin-Williams Co. (The)	77	30,600
Shin-Etsu Chemical Co., Ltd. (Japan)	700	25,976
Westlake Corp.	71	9,116
		216,165
Commercial and consumer services (2.8%)
Automatic Data Processing, Inc.	411	126,148
Block, Inc. Class A †	129	11,423
Booking Holdings, Inc.	9	46,818
Ecolab, Inc.	37	9,204
Equifax, Inc.	69	18,048
Euronet Worldwide, Inc. †	82	8,621
Expedia Group, Inc. †	411	75,879
Global Payments, Inc.	77	9,160
Mastercard, Inc. Class A	344	183,332
PayPal Holdings, Inc. †	1,068	92,670
Verisk Analytics, Inc.	31	9,121
		590,424
Communications equipment (0.4%)
Arista Networks, Inc. †	26	10,551
Motorola Solutions, Inc.	138	68,959
		79,510
Computers (5.3%)
AppFolio, Inc. Class A †	40	10,150
Apple, Inc.	3,916	929,382
Asia Vital Components Co., Ltd. (Taiwan)	1,000	20,081
Cisco Systems, Inc.	144	8,526
Dropbox, Inc. Class A †	320	8,851
NetApp, Inc.	74	9,075
RingCentral, Inc. Class A †	276	10,386
ServiceNow, Inc. †	68	71,362
Snowflake, Inc. Class A †	70	12,236
SS&C Technologies Holdings, Inc.	192	14,849
Synopsys, Inc. †	17	9,494
Teradata Corp. †	315	9,734
Twilio, Inc. Class A †	129	13,486
Zoom Video Communications, Inc. Class A †	140	11,577
		1,139,189
Conglomerates (1.1%)
3M Co.	930	124,183
AMETEK, Inc.	54	10,497
General Electric Co.	138	25,138
Marubeni Corp. (Japan)	300	4,528
Mitsubishi Corp. (Japan)	1,500	25,401
Mitsui & Co., Ltd. (Japan)	1,100	23,116
Siemens AG (Germany)	81	15,735
		228,598
Construction (0.8%)
Cie de Saint-Gobain SA (France)	289	26,388
CRH PLC	250	25,568
CRH PLC (London Exchange)	124	12,722
Gamuda Bhd (Malaysia)	10,300	20,669
HeidelbergCement AG (Germany)	145	18,336
Holcim AG (Switzerland)	288	29,353
ROCKWOOL International A/S Class B (Denmark)	14	5,119
UltraTech Cement, Ltd. (India)	201	26,698
		164,853

Dynamic Asset Allocation Equity Fund
3

COMMON STOCKS (82.5%)* cont.	Shares	Value
Consumer (0.2%)
Clorox Co. (The)	54	$9,027
Kalyan Jewellers India, Ltd. (India)	1,289	11,084
Kimberly-Clark Corp.	66	9,197
LVMH Moet Hennessy Louis Vuitton SA (France)	6	3,761
Pandora A/S (Denmark)	122	19,685
		52,754
Consumer finance (0.6%)
American Express Co.	32	9,750
Capital One Financial Corp.	240	46,082
OneMain Holdings, Inc.	89	5,104
SLM Corp.	376	10,295
Synchrony Financial	183	12,356
Visa, Inc. Class A	158	49,783
		133,370
Consumer goods (0.7%)
Colgate-Palmolive Co.	587	56,722
Estee Lauder Cos., Inc. (The) Class A	69	4,976
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	61	5,206
Kenvue, Inc.	248	5,972
L’Oreal SA (France)	45	15,658
Procter & Gamble Co. (The)	238	42,664
Unilever PLC (United Kingdom)	300	17,965
		149,163
Consumer services (2.1%)
Auto Trader Group PLC (United Kingdom)	1,348	14,399
DoorDash, Inc. Class A †	719	129,765
Etsy, Inc. †	175	9,601
JD.com, Inc. ADR (China)	804	30,054
MakeMyTrip, Ltd. (India) †	219	25,128
Maplebear, Inc. †	508	22,184
Meituan Class B (China) †	2,300	48,515
MercadoLibre, Inc. (Brazil) †	12	23,822
Sea, Ltd. ADR (Singapore) †	141	16,046
Uber Technologies, Inc. †	1,425	102,543
Zomato, Ltd. (India) †	10,338	34,404
		456,461
Containers (0.1%)
Ball Corp.	147	9,138
Crown Holdings, Inc.	102	9,393
		18,531
Distribution (0.1%)
Bunzl PLC (United Kingdom)	23	1,042
Copart, Inc. †	307	19,461
		20,503
Electric utilities (1.5%)
AES Corp. (The)	718	9,363
American Electric Power Co., Inc.	103	10,286
Constellation Energy Corp.	43	11,032
Dominion Energy, Inc.	158	9,283
DTE Energy Co.	73	9,182
Duke Energy Corp.	80	9,364
E.ON SE (Germany)	1,047	13,495
Edison International	120	10,530
ENGIE SA (France)	1,609	25,649
Eversource Energy	156	10,060
Exelon Corp.	1,564	61,872
Iberdrola SA (Spain)	910	12,976
Kansai Electric Power Co., Inc. (The) (Japan)	1,300	16,750
NextEra Energy, Inc.	349	27,456
NTPC, Ltd. (India)	8,426	36,384
PG&E Corp.	1,217	26,324

4
Dynamic Asset Allocation Equity Fund

COMMON STOCKS (82.5%)* cont.	Shares	Value
Electric utilities cont.
PPL Corp.	508	$17,744
RWE AG (Germany)	135	4,555
		322,305
Electrical equipment (0.5%)
ABB, Ltd. (Switzerland)	531	30,314
Eaton Corp. PLC	51	19,146
Fortive Corp.	124	9,837
Honeywell International, Inc.	121	28,185
KEI Industries, Ltd. (India)	530	27,152
		114,634
Electronics (7.0%)
Amphenol Corp. Class A	125	9,081
Analog Devices, Inc.	46	10,030
Broadcom, Inc.	1,093	177,153
Cirrus Logic, Inc. †	85	8,878
Garmin, Ltd.	42	8,929
Hon Hai Precision Industry Co., Ltd. (Taiwan)	8,000	48,717
Hoya Corp. (Japan)	200	25,855
Keysight Technologies, Inc. †	60	10,250
MediaTek, Inc. (Taiwan)	1,000	39,264
Monolithic Power Systems, Inc.	6	3,406
NVIDIA Corp.	6,402	885,077
NXP Semiconductors NV	75	17,203
Qorvo, Inc. †	142	9,805
Qualcomm, Inc.	821	130,153
Samsung Electronics Co., Ltd. (South Korea)	1,570	61,737
Sinbon Electronics Co., Ltd. (Taiwan)	1,000	7,894
SK Hynix, Inc. (South Korea)	366	42,732
Trimble Inc. †	126	9,194
Vontier Corp.	219	8,598
		1,513,956
Energy (oil field) (0.4%)
Baker Hughes Co.	206	9,054
Halliburton Co.	308	9,813
Schlumberger, Ltd.	219	9,623
TechnipFMC PLC (United Kingdom)	1,877	58,881
		87,371
Engineering and construction (0.1%)
Vinci SA (France)	272	28,749
		28,749
Entertainment (0.1%)
Live Nation Entertainment, Inc. †	120	16,590
Sony Group Corp. (Japan)	500	10,038
		26,628
Environmental (0.1%)
Pentair PLC	92	10,027
Veralto Corp.	88	9,521
		19,548
Financial (0.9%)
3i Group PLC (United Kingdom)	617	29,156
AerCap Holdings NV (Ireland)	100	9,936
Ally Financial, Inc.	928	37,101
Apollo Global Management, Inc.	162	28,355
CME Group, Inc.	140	33,320
Deutsche Boerse AG (Germany)	20	4,683
Eurazeo SE (France)	30	2,205
Euronext NV (France)	107	11,939
Intercontinental Exchange, Inc.	59	9,497
MGIC Investment Corp.	388	10,189
REC, Ltd. (India)	3,296	20,831
		197,212

Dynamic Asset Allocation Equity Fund
5

COMMON STOCKS (82.5%)* cont.	Shares	Value
Food (0.7%)
CK Hutchison Holdings, Ltd. (Hong Kong)	1,000	$5,230
Ingredion, Inc.	65	9,577
McCormick & Co., Inc. (non-voting shares)	127	9,958
Mondelez International, Inc. Class A	142	9,223
Nestle SA (Switzerland)	125	10,855
Nissin Food Products Co., Ltd. (Japan)	300	7,982
Shoprite Holdings, Ltd. (South Africa)	2,243	36,945
Sumber Alfaria Trijaya Tbk PT (Indonesia)	85,300	15,343
Tesco PLC (United Kingdom)	3,230	15,066
Tyson Foods, Inc. Class A	152	9,804
WH Group, Ltd. (Hong Kong)	17,000	13,552
		143,535
Forest products and packaging (0.3%)
Louisiana-Pacific Corp.	274	32,387
Packaging Corp. of America	48	11,945
Sealed Air Corp.	266	9,736
Weyerhaeuser Co. R	305	9,839
		63,907
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	610	27,051
DraftKings, Inc. Class A †	399	17,416
La Francaise des Jeux SAEM (France)	142	5,615
Light & Wonder, Inc. †	87	8,268
		58,350
Health care services (1.5%)
Apollo Hospitals Enterprise, Ltd. (India)	462	37,389
bioMerieux (France)	45	4,704
Cardinal Health, Inc.	77	9,412
Cigna Group (The)	413	139,511
Fresenius SE & Co. KGaA (Germany) †	279	9,821
HCA Healthcare, Inc.	26	8,508
McKesson Corp.	56	35,196
Medpace Holdings, Inc. †	24	8,175
Tenet Healthcare Corp. †	77	10,986
UnitedHealth Group, Inc.	93	56,749
Universal Health Services, Inc. Class B	45	9,225
		329,676
Homebuilding (0.2%)
Lennar Corp. Class A	59	10,289
PulteGroup, Inc.	295	39,905
Taylor Wimpey PLC (United Kingdom)	1,745	2,912
		53,106
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	100	4,058
Rational AG (Germany)	4	3,746
		7,804
Industrial (0.1%)
Johnson Controls International PLC	260	21,804
		21,804
Insurance (2.7%)
AIA Group, Ltd. (Hong Kong)	6,000	45,177
Allianz SE (Germany)	52	16,097
Allstate Corp. (The)	234	48,529
American Financial Group, Inc.	64	9,399
American International Group, Inc.	369	28,369
AXA SA (France)	603	21,017
Axis Capital Holdings, Ltd.	157	14,607
Berkshire Hathaway, Inc. Class B †	56	27,049
Chubb, Ltd.	33	9,528
CNA Financial Corp.	128	6,456
Corebridge Financial, Inc.	1,098	35,542

6
Dynamic Asset Allocation Equity Fund

COMMON STOCKS (82.5%)* cont.	Shares	Value
Insurance cont.
Equitable Holdings, Inc.	913	$44,034
Everest Group, Ltd.	23	8,914
Globe Life, Inc.	102	11,346
Marsh & McLennan Cos., Inc.	40	9,329
MetLife, Inc.	1,083	95,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	56	29,303
NN Group NV (Netherlands)	239	11,092
Principal Financial Group, Inc.	103	8,970
Progressive Corp. (The)	33	8,873
Prudential Financial, Inc.	77	9,965
QBE Insurance Group, Ltd. (Australia)	326	4,259
Reinsurance Group of America, Inc.	38	8,679
Talanx AG (Germany)	68	5,765
Tokio Marine Holdings, Inc. (Japan)	200	7,458
Travelers Cos., Inc. (The)	38	10,110
Unum Group	296	22,762
Willis Towers Watson PLC	28	9,016
Zurich Insurance Group AG (Switzerland)	31	19,676
		586,874
Investment banking/Brokerage (1.1%)
Affiliated Managers Group, Inc.	47	8,814
Ameriprise Financial, Inc.	15	8,610
BlackRock, Inc.	7	7,160
Charles Schwab Corp. (The)	350	28,966
Exor NV (Netherlands)	126	12,445
Goldman Sachs Group, Inc. (The)	82	49,903
HDFC Asset Management Co., Ltd. (India)	623	31,073
Investor AB Class B (Sweden)	1,030	28,260
Meritz Financial Group, Inc. (South Korea)	439	32,215
Morgan Stanley	72	9,476
Robinhood Markets, Inc. Class A †	275	10,324
Virtu Financial, Inc. Class A	288	10,745
		237,991
Lodging/Tourism (0.4%)
Hilton Worldwide Holdings, Inc.	85	21,542
Indian Hotels Co., Ltd. (India)	4,902	46,155
InterContinental Hotels Group PLC (United Kingdom)	60	7,486
		75,183
Machinery (0.9%)
Caterpillar, Inc.	22	8,934
Cummins, Inc.	25	9,376
Donaldson Co., Inc.	119	9,288
GE Vernova, Inc. †	29	9,689
HD Hyundai Electric Co., Ltd. (South Korea)	69	17,532
Hitachi, Ltd. (Japan)	500	12,600
Ingersoll Rand, Inc.	238	24,792
Komatsu, Ltd. (Japan)	100	2,708
Mitsubishi Electric Corp. (Japan)	900	15,281
Otis Worldwide Corp.	152	15,653
Schindler Holding AG (Switzerland)	34	9,831
Vertiv Holdings Co. Class A	454	57,930
		193,614
Manufacturing (0.4%)
Elite Material Co., Ltd. (Taiwan)	1,000	14,549
Flowserve Corp.	179	10,923
GEA Group AG (Germany)	197	9,864
Graco, Inc.	112	10,201
ITT, Inc.	60	9,367
Parker Hannifin Corp.	13	9,138
Smiths Group PLC (United Kingdom)	273	6,153
Textron, Inc.	130	11,132
		81,327

Dynamic Asset Allocation Equity Fund
7

COMMON STOCKS (82.5%)* cont.	Shares	Value
Media (1.0%)
Informa PLC (United Kingdom)	671	$7,320
Netflix, Inc. †	236	209,288
		216,608
Medical technology (1.8%)
Abbott Laboratories	362	42,995
Agilent Technologies, Inc.	69	9,520
Boston Scientific Corp. †	612	55,484
Cooper Cos., Inc. (The) †	88	9,192
CSL, Ltd. (Australia)	28	5,162
Danaher Corp.	100	23,969
Demant A/S (Denmark) †	187	7,160
Edwards Lifesciences Corp. †	145	10,346
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	106	2,390
FUJIFILM Holdings Corp. (Japan)	500	11,313
Hologic, Inc. †	54	4,293
IDEXX Laboratories, Inc. †	40	16,870
Insulet Corp. †	36	9,604
Intuitive Surgical, Inc. †	77	41,734
Medtronic PLC	737	63,780
Natera, Inc. †	70	11,745
Olympus Corp. (Japan)	400	6,325
QIAGEN NV (Netherlands)	205	8,903
Solventum Corp. †	130	9,296
Sonova Holding AG (Switzerland)	13	4,447
Stryker Corp.	21	8,235
Thermo Fisher Scientific, Inc.	63	33,367
		396,130
Metals (0.8%)
BHP Group, Ltd. (ASE Exchange) (Australia)	1,188	31,327
BHP Group, Ltd. (London Exchange) (Australia)	76	2,011
Fortescue, Ltd. (Australia)	1,385	17,170
Freeport-McMoRan, Inc.	755	33,371
Glencore PLC (United Kingdom)	2,424	11,738
Northern Star Resources, Inc. (Australia)	282	3,234
Nucor Corp.	60	9,281
Rio Tinto PLC (United Kingdom)	308	19,365
Zijin Mining Group Co., Ltd. Class H (China)	22,000	42,642
		170,139
Natural gas utilities (0.2%)
Centrica PLC (United Kingdom)	1,938	3,143
China Resources Gas Group, Ltd. (China)	6,800	24,406
Eni SpA (Italy)	267	3,778
National Fuel Gas co.	151	9,659
		40,986
Oil and gas (2.1%)
BP PLC (United Kingdom)	5,334	26,121
Cheniere Energy, Inc.	34	7,616
ConocoPhillips	266	28,819
Coterra Energy, Inc.	309	8,256
DCC PLC (Ireland)	123	8,970
Eneos Holdings, Inc. (Japan)	1,100	5,956
Equinor ASA (Norway)	1,096	26,564
Exxon Mobil Corp.	823	97,081
HF Sinclair Corp.	224	9,168
INPEX Corp. (Japan)	300	3,932
Marathon Petroleum Corp.	578	90,255
Norsk Hydro ASA (Norway)	716	4,449
OMV AG (Austria)	172	6,896
PetroChina Co., Ltd. Class H (China)	52,000	37,024
Phillips 66	76	10,182
Repsol SA (Spain)	371	4,644

8
Dynamic Asset Allocation Equity Fund

COMMON STOCKS (82.5%)* cont.	Shares	Value
Oil and gas cont.
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	612	$19,853
Shell PLC (London Exchange) (United Kingdom)	223	7,167
Targa Resources Corp.	50	10,215
TotalEnergies SE (France)	103	5,986
Valero Energy Corp.	180	25,035
Weatherford International PLC	106	8,724
		452,913
Pharmaceuticals (4.0%)
AbbVie, Inc.	580	106,099
AstraZeneca PLC (United Kingdom)	102	13,805
AstraZeneca PLC ADR (United Kingdom)	296	20,016
Becton, Dickinson and Co.	39	8,654
Bristol-Myers Squibb Co.	791	46,843
Chugai Pharmaceutical Co., Ltd. (Japan)	300	13,203
Daiichi Sankyo Co., Ltd. (Japan)	600	19,053
Dexcom, Inc. †	121	9,437
Eli Lilly and Co.	281	223,494
GSK PLC (United Kingdom)	1,253	21,286
Ipsen SA (France)	55	6,361
Johnson & Johnson	144	22,321
Lonza Group AG (Switzerland)	35	20,986
Merck & Co., Inc.	1,303	132,437
Merck KGaA (Germany)	9	1,349
Novartis AG (Switzerland)	472	50,041
Novo Nordisk A/S Class B (Denmark)	518	55,514
Otsuka Holdings Company, Ltd. (Japan)	100	5,811
Pfizer, Inc.	369	9,671
Roche Holding AG (Switzerland)	50	14,528
Sanofi SA (France)	205	19,911
Sun Pharmaceutical Industries, Ltd. (India)	1,213	25,603
		846,423
Power producers (0.6%)
NRG Energy, Inc.	372	37,799
Vistra Corp.	521	83,277
		121,076
Publishing (0.2%)
New York Times Co. (The) Class A	164	8,899
S&P Global, Inc.	33	17,243
TOPPAN Holdings, Inc. (Japan)	700	18,774
		44,916
Railroads (0.5%)
Canadian Pacific Kansas City, Ltd. (Canada)	281	21,522
CSX Corp.	424	15,497
Norfolk Southern Corp.	31	8,551
Union Pacific Corp.	288	70,462
		116,032
Real estate (1.7%)
Annaly Capitol Management, Inc. R	243	4,843
AvalonBay Communities, Inc. R	36	8,473
Brixmor Property Group, Inc. R	373	11,216
CBRE Group, Inc. Class A †	140	19,598
CoStar Group, Inc. †	112	9,110
Covivio (France) R	23	1,262
Equity Residential R	120	9,199
Essex Property Trust, Inc. R	74	22,974
First Industrial Realty Trust, Inc. R	178	9,514
Gaming and Leisure Properties, Inc. R	275	14,193
Invitation Homes, Inc. R	271	9,282
Jones Lang LaSalle, Inc. †	33	9,260
Klepierre SA (France) R	284	8,584
Mid-America Apartment Communities, Inc. R	56	9,193

Dynamic Asset Allocation Equity Fund
9

COMMON STOCKS (82.5%)* cont.	Shares	Value
Real estate cont.
Park Hotels & Resorts, Inc.	615	$9,563
Phoenix Mills, Ltd. (The) (India)	1,394	27,402
Public Storage R	25	8,701
Rithm Capital Corp. R	882	9,923
Sekisui Chemical Co., Ltd. (Japan)	300	4,858
Sekisui House, Ltd. (Japan)	400	9,486
Simon Property Group, Inc. R	502	92,167
Sun Communities, Inc. R	74	9,348
VICI Properties, Inc. R	920	30,001
Vornado Realty Trust R	352	15,154
		363,304
Regional Bells (—%)
AT&T, Inc.	372	8,616
		8,616
Restaurants (0.3%)
Chipotle Mexican Grill, Inc. †	576	35,435
Starbucks Corp.	242	24,795
		60,230
Retail (5.7%)
adidas AG (Germany)	68	16,081
Amazon.com, Inc. †	2,725	566,500
Associated British Foods PLC (United Kingdom)	180	5,038
BellRing Brands, Inc. †	126	9,886
BJ’s Wholesale Club Holdings, Inc. †	116	11,171
Costco Wholesale Corp.	19	18,466
Fast Retailing Co., Ltd. (Japan)	100	34,267
Gap, Inc. (The)	432	10,476
Home Depot, Inc. (The)	82	35,189
Industria de Diseno Textil SA (Spain)	517	28,530
Kingfisher PLC (United Kingdom)	882	2,782
Koninklijke Ahold Delhaize NV (Netherlands)	683	23,565
Next PLC (United Kingdom)	71	9,119
O’Reilly Automotive, Inc. †	16	19,892
Ross Stores, Inc.	63	9,757
Tapestry, Inc.	185	11,522
Target Corp.	162	21,434
TJX Cos., Inc. (The)	1,162	146,052
Walmart, Inc.	2,606	241,056
		1,220,783
Semiconductor (1.9%)
Applied Materials, Inc.	108	18,868
ASML Holding NV (Netherlands)	80	54,665
KLA Corp.	9	5,823
Lam Research Corp.	112	8,275
Renesas Electronics Corp. (Japan)	300	3,935
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10,000	311,605
		403,171
Shipping (0.7%)
A.P. Moeller-Maersck A/S Class B (Denmark)	1	1,702
FedEx Corp.	136	41,163
HD Hyundai Heavy Industries Co., Ltd. (South Korea) †	179	28,357
International Container Terminal Services, Inc. (Philippines)	6,600	41,647
Kirby Corp. †	71	8,982
SITC International Holdings Co., Ltd. (Hong Kong)	1,000	2,603
United Parcel Service, Inc. Class B	73	9,908
Westinghouse Air Brake Technologies Corp.	44	8,827
		143,189
Software (6.0%)
Adobe, Inc. †	222	114,536
Atlassian Corp. Class A †	57	15,024
Autodesk, Inc. †	31	9,049

10
Dynamic Asset Allocation Equity Fund

COMMON STOCKS (82.5%)* cont.	Shares	Value
Software cont.
Cadence Design Systems, Inc. †	161	$49,396
Intuit, Inc.	14	8,984
Manhattan Associates, Inc. †	32	9,134
Microsoft Corp.	1,873	793,140
Nexon Co., Ltd. (Japan)	100	1,375
Oracle Corp.	502	92,790
Pegasystems, Inc.	235	22,318
ROBLOX Corp. Class A †	180	9,023
SAP SE (Germany)	52	12,348
Shopify, Inc. Class A (Canada) †	90	10,404
Tata Consultancy Services, Ltd. (India)	1,040	52,678
TIS, Inc. (Japan)	100	2,452
Veeva Systems, Inc. Class A †	316	72,001
Workday, Inc. Class A †	35	8,750
		1,283,402
Staffing (0.3%)
Benefit Systems SA (Poland)	19	12,447
Recruit Holdings Co., Ltd. (Japan)	600	41,735
		54,182
Technology (—%)
CACI International, Inc. Class A †	16	7,358
		7,358
Technology services (5.7%)
Accenture PLC Class A	25	9,059
Alibaba Group Holding, Ltd. (China)	877	9,578
Alphabet, Inc. Class A	1,801	304,279
Alphabet, Inc. Class C	688	117,297
DocuSign, Inc. †	114	9,085
Fair Isaac Corp. †	2	4,750
Leidos Holdings, Inc.	62	10,255
LY Corp. (Japan)	5,200	14,349
Meta Platforms, Inc. Class A	692	397,429
Pinterest, Inc. Class A †	319	9,672
Prosus NV (China)	366	14,910
Salesforce, Inc.	190	62,698
Scout24 SE (Germany)	41	3,697
Spotify Technology SA (Sweden) †	53	25,279
Tencent Holdings, Ltd. (China)	3,900	201,409
VeriSign, Inc. †	47	8,797
Western Union Co. (The)	843	9,281
Zebra Technologies Corp. Class A †	23	9,361
		1,221,185
Telecommunications (1.2%)
American Tower Corp. R	181	37,829
Bharti Airtel, Ltd. (India) †	1,891	36,515
Crown Castle, Inc. R	85	9,031
Juniper Networks, Inc.	245	8,800
Koninklijke KPN NV (Netherlands)	3,168	12,290
T-Mobile US, Inc.	121	29,880
Telstra Group, Ltd. (Australia)	4,452	11,465
TIM SA/Brazil (Brazil)	13,400	35,277
Ubiquiti, Inc.	16	5,544
Xiaomi Corp. Class B (China) †	18,000	64,783
		251,414
Telephone (0.4%)
Deutsche Telekom AG (Germany)	75	2,399
KDDI Corp. (Japan)	800	26,442
Verizon Communications, Inc.	1,107	49,084
		77,925

Dynamic Asset Allocation Equity Fund
11

COMMON STOCKS (82.5%)* cont.	Shares	Value
Textiles (0.2%)
PRADA SpA (Italy)	4,000	$27,559
Shenzhou International Group Holdings, Ltd. (China)	1,200	9,290
		36,849
Tobacco (1.0%)
Imperial Brands PLC (United Kingdom)	825	26,983
Philip Morris International, Inc.	1,385	184,288
		211,271
Toys (0.3%)
Bandai Namco Holdings, Inc. (Japan)	100	2,117
Hasbro, Inc.	149	9,707
JUMBO SA (Greece)	506	13,215
Nintendo Co., Ltd. (Japan)	500	29,345
		54,384
Transportation services (0.1%)
Aena SME SA (Spain)	51	11,045
DHL Group (Germany)	302	11,112
Expeditors International of Washington, Inc.	78	9,488
		31,645
Trucks and parts (0.1%)
AISIN Corp. (Japan)	1,200	12,672
Allison Transmission Holdings, Inc.	101	11,969
		24,641
Waste Management (0.2%)
Republic Services, Inc.	44	9,605
Waste Connections, Inc.	92	17,707
Waste Management, Inc.	38	8,672
		35,984
Total common stocks (cost $11,742,526)		$17,680,863
INVESTMENT COMPANIES (2.1%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	2,419	$131,376
SPDR S&P 500 ETF Trust	418	251,866
SPDR S&P MidCap 400 ETF Trust	55	33,872
Xtrackers Harvest CSI 300 China ETF Class A	1,203	32,818
Total investment companies (cost $433,499)		$449,932
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$295,250	$490	$2,660
Total purchased options outstanding (cost $2,029)				$2,660
SHORT-TERM INVESTMENTS (15.2%)*	Principal amount/shares	Value
Putnam Government Money Market Fund Class G 4.32% Ω	Shares 1,924,027	$1,924,027
Putnam Short Term Investment Fund Class P 4.78% L	Shares 1,025,230	1,025,230
U.S. Treasury Bills 5.085%, 12/17/24 #	$100,000	99,810
U.S. Treasury Bills 4.524%, 1/9/25 #	200,000	199,054
Total short-term investments (cost $3,248,077)		$3,248,121
TOTAL INVESTMENTS
Total investments (cost $15,426,131)	$21,381,576
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

12
Dynamic Asset Allocation Equity Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $21,426,853.
†	This security is non-income-producing.
Ω	Affiliated company (Note 5).
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $227,893 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	77.9%	Switzerland	0.9%
China	2.8	Germany	0.9
India	2.8	Australia	0.6
Japan	2.3	Netherlands	0.6
Taiwan	2.1	Italy	0.5
United Kingdom	1.8	Other	4.6
France	1.2	Total	100.0%
South Korea	1.0
FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $1,384,287) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/22/25	$5,220	$5,512	$(292)
	British Pound	Buy	12/18/24	16,414	16,811	(397)
	Danish Krone	Sell	12/18/24	10,395	10,983	588
	Euro	Buy	12/18/24	88,190	91,739	(3,549)
	Mexican Peso	Buy	1/22/25	489	506	(17)
	Swedish Krona	Buy	12/18/24	3,068	3,305	(237)
Barclays Bank PLC
	Australian Dollar	Sell	1/22/25	5,089	5,171	82
	British Pound	Sell	12/18/24	13,615	14,095	480
	Danish Krone	Sell	12/18/24	3,588	3,784	196
	Euro	Sell	12/18/24	1,903	1,921	18
	Hong Kong Dollar	Sell	2/19/25	4,388	4,394	6
	Israeli Shekel	Sell	1/22/25	4,134	3,961	(173)
	Mexican Peso	Buy	1/22/25	3,035	3,146	(111)
	New Zealand Dollar	Sell	1/22/25	1,067	1,129	62
	Norwegian Krone	Buy	12/18/24	915	959	(44)
	Polish Zloty	Sell	12/18/24	2,387	2,420	33
	Swedish Krona	Buy	12/18/24	5,354	5,895	(541)
	Swiss Franc	Sell	12/18/24	4,776	4,988	212
Citibank, N.A.
	Australian Dollar	Buy	1/22/25	17,160	18,126	(966)
	Euro	Buy	12/18/24	2,009	2,115	(106)
	Japanese Yen	Buy	2/19/25	18,320	18,135	185
Goldman Sachs International
	Brazilian Real	Buy	1/3/25	22,952	24,884	(1,932)
	Indian Rupee	Sell	2/20/25	15,516	15,581	65

Dynamic Asset Allocation Equity Fund
13

FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $1,384,287) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	Mexican Peso	Buy	1/22/25	$4,042	$4,190	$(148)
	Polish Zloty	Buy	12/18/24	4,651	4,851	(200)
	South Korean Won	Buy	2/19/25	32,593	33,001	(408)
HSBC Bank USA, National Association
	British Pound	Sell	12/18/24	16,033	16,596	563
	Chinese Yuan (Offshore)	Sell	2/19/25	46,767	46,108	(659)
	Danish Krone	Sell	12/18/24	1,248	1,316	68
	Hong Kong Dollar	Buy	2/19/25	16,844	16,839	5
	Mexican Peso	Sell	1/22/25	4,384	4,405	21
	South African Rand	Buy	1/22/25	24,178	24,780	(602)
	Swiss Franc	Buy	12/18/24	114	115	(1)
JPMorgan Chase Bank N.A.
	Chinese Yuan (Offshore)	Buy	2/19/25	74,171	75,993	(1,822)
	Japanese Yen	Buy	2/19/25	12,074	11,948	126
	Norwegian Krone	Sell	12/18/24	14,728	14,932	204
	South Korean Won	Buy	2/19/25	30,762	31,151	(389)
Morgan Stanley & Co. International PLC
	Euro	Sell	12/18/24	3,384	3,441	57
	Hong Kong Dollar	Sell	2/19/25	163,226	163,455	229
	Japanese Yen	Buy	2/19/25	64,543	63,908	635
	Norwegian Krone	Sell	12/18/24	3,016	3,140	124
	Polish Zloty	Sell	12/18/24	369	390	21
	Singapore Dollar	Sell	2/19/25	5,844	5,950	106
	Swiss Franc	Buy	12/18/24	35,251	36,866	(1,615)
NatWest Markets PLC
	British Pound	Sell	12/18/24	9,162	9,482	320
	Danish Krone	Sell	12/18/24	1,957	2,063	106
	Hong Kong Dollar	Sell	2/19/25	1,467	1,469	2
	Japanese Yen	Buy	2/19/25	4,668	4,620	48
	Swedish Krona	Sell	12/18/24	4,032	4,296	264
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/22/25	12,528	13,230	(702)
	British Pound	Buy	12/18/24	28,757	30,510	(1,753)
	Chinese Yuan (Offshore)	Buy	2/19/25	25,425	26,047	(622)
	Danish Krone	Buy	12/18/24	3,843	4,067	(224)
	Euro	Buy	12/18/24	2,433	2,498	(65)
	Hong Kong Dollar	Buy	2/19/25	171,805	172,082	(277)
	Japanese Yen	Sell	2/19/25	21,081	20,711	(370)
	Mexican Peso	Buy	1/22/25	777	805	(28)
	New Taiwan Dollar	Buy	2/19/25	64,960	66,420	(1,460)
	Polish Zloty	Sell	12/18/24	1,132	1,195	63
	Singapore Dollar	Buy	2/19/25	13,937	14,128	(191)
	South African Rand	Sell	1/22/25	10,901	11,149	248
	Swedish Krona	Buy	12/18/24	26,699	28,506	(1,807)
	Swiss Franc	Buy	12/18/24	4,321	4,600	(279)
Toronto-Dominion Bank
	Canadian Dollar	Sell	1/22/25	5,081	5,281	200
UBS AG
	Australian Dollar	Buy	1/22/25	39,605	41,828	(2,223)
	Canadian Dollar	Sell	1/22/25	12,023	12,495	472
	Euro	Sell	12/18/24	17,764	17,880	116
	Israeli Shekel	Sell	1/22/25	2,866	2,700	(166)
	Mexican Peso	Buy	1/22/25	2,575	2,670	(95)
	Norwegian Krone	Sell	12/18/24	5,353	5,575	222

14
Dynamic Asset Allocation Equity Fund

	FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $1,384,287) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	UBS AG cont.
		South African Rand	Buy	1/22/25	$5,359	$5,491	$(132)
		Swiss Franc	Buy	12/18/24	23,311	24,437	(1,126)
		Thai Baht	Buy	2/19/25	24,623	25,117	(494)
	Unrealized appreciation						6,147
	Unrealized (depreciation)						(26,223)
	Total						$(20,076)
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 11/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	9	$1,042,097	$1,049,265	Dec-24	$(47,141)
MSCI Emerging Markets Index (Short)	26	1,402,141	1,417,780	Dec-24	21,645
Russell 2000 Index E-Mini (Long)	9	1,095,627	1,100,070	Dec-24	130,982
S&P 500 Index E-Mini (Long)	8	2,412,952	2,420,600	Dec-24	155,397
Unrealized appreciation					308,024
Unrealized (depreciation)					(47,141)
Total					$260,883
WRITTEN OPTIONS OUTSTANDING at 11/30/24 (premiums $1,367) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$295,250	$490	$1,821
Total				$1,821

Dynamic Asset Allocation Equity Fund
15

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$343,591	$306,376	$—
Capital goods	555,013	203,925	—
Communication services	230,137	141,604	—
Conglomerates	159,818	68,780	—
Consumer cyclicals	2,384,202	546,614	—
Consumer staples	943,034	307,081	—
Energy	382,722	157,562	—
Financials	1,872,607	934,384	—
Health care	1,295,169	356,162	—
Technology	4,733,400	914,371	—
Transportation	283,721	76,223	—
Utilities and power	343,231	141,136	—
Total common stocks	13,526,645	4,154,218	—
Investment companies	449,932	—	—
Purchased options outstanding	—	2,660	—
Short-term investments	1,924,027	1,324,094	—
Totals by level	$15,900,604	$5,480,972	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(20,076)	$—
	Futures contracts	260,883	—	—
	Written options outstanding	—	(1,821)	—
	Totals by level	$260,883	$(21,897)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

16
Dynamic Asset Allocation Equity Fund

Financial statements

Statement of assets and liabilities

11/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $12,476,874)	$18,432,319
Affiliated issuers (identified cost $2,949,257) (Note 5)	2,949,257
Foreign currency (cost $1,169) (Note 1)	1,069
Dividends, interest and other receivables	78,219
Foreign tax reclaim	26,949
Receivable for shares of the fund sold	18,248
Receivable from Manager (Note 2)	56,099
Receivable for variation margin on futures contracts (Note 1)	28,986
Unrealized appreciation on forward currency contracts (Note 1)	6,147
Prepaid assets	7,163
Total assets	21,604,456

LIABILITIES
Payable for shares of the fund repurchased	1,848
Payable for custodian fees (Note 2)	54,781
Payable for investor servicing fees (Note 2)	1,732
Payable for Trustee compensation and expenses (Note 2)	2,351
Payable for administrative services (Note 2)	78
Payable for auditing and tax fees	46,987
Payable for reports to shareholders	15,417
Payable for variation margin on futures contracts (Note 1)	12,740
Unrealized depreciation on forward currency contracts (Note 1)	26,223
Written options outstanding, at value (premiums $1,367) (Note 1)	1,821
Payable for foreign capital gains taxes	11,927
Other accrued expenses	1,698
Total liabilities	177,603
Net assets	$21,426,853

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$13,679,021
Total distributable earnings (Note 1)	7,747,832
Total — Representing net assets applicable to capital shares outstanding	$21,426,853

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($7,505,062 divided by 465,579 shares)	$16.12
Offering price per class A share (100/94.25 of $16.12)*	$17.10
Net asset value, offering price and redemption price per class P share ($13,921,791 divided by 866,080 shares)	$16.07
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Equity Fund	17

Statement of operations

Six months ended 11/30/24 (Unaudited)

Investment income
Interest (including interest income of $69,469 from investments in affiliated issuers) (Note 5)	$119,040
Dividends (net of foreign tax of $6,871)	109,593
Total investment income	228,633

EXPENSES
Compensation of Manager (Note 2)	52,397
Investor servicing fees (Note 2)	3,382
Custodian fees (Note 2)	46,205
Trustee compensation and expenses (Note 2)	302
Administrative services (Note 2)	115
Reports to shareholders	9,451
Auditing and tax fees	54,615
Blue sky expense	11,694
Other	1,527
Fees waived and reimbursed by Manager (Note 2)	(123,978)
Total expenses	55,710
Expense reduction (Note 2)	(40)
Net expenses	55,670
Net investment income	172,963

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Securities from unaffiliated issuers (net of foreign tax of $3,298) (Notes 1 and 3)	643,385
Foreign currency transactions (Note 1)	762
Forward currency contracts (Note 1)	5,480
Futures contracts (Note 1)	50,894
Total net realized gain	700,521
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers (net of decrease in deferred foreign taxes of $330)	1,071,966
Assets and liabilities in foreign currencies	(2,399)
Forward currency contracts	(13,919)
Futures contracts	245,928
Written options	(454)
Total change in net unrealized appreciation	1,301,122
Net gain on investments	2,001,643
Net increase in net assets resulting from operations	$2,174,606

The accompanying notes are an integral part of these financial statements.

18	Dynamic Asset Allocation Equity Fund

Statement of changes in net assets

	Six months ended 11/30/24*	Year ended 5/31/24
Increase in net assets
Operations
Net investment income	$172,963	$164,738
Net realized gain on investments and foreign currency transactions	700,521	1,094,457
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,301,122	1,938,814
Net increase in net assets resulting from operations	2,174,606	3,198,009
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	—	(27,427)
Class P	—	(32,414)
Net realized short-term gain on investments
Class A	—	(18,742)
Class P	—	(19,823)
Net realized long-term gain on investments
Class A	—	(60,339)
Class P	—	(63,819)
Increase from capital share transactions (Note 4)	4,188,596	2,299,820
Total increase in net assets	6,363,202	5,275,265
Net assets
Beginning of period	15,063,651	9,788,386
End of period	$21,426,853	$15,063,651
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Equity Fund	19

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
November 30, 2024**	$14.32	.14	1.66	1.80	—	—	—	—	$16.12	12.57*	$7,505	.33*	.91*	33*
May 31, 2024	11.17	.17	3.21	3.38	(.06)	(.17)	—	(0.23)	14.32	30.58	6,665.68		1.34	64
May 31, 2023	13.01	.28	.09	.37	(.11)	(1.81)	(.29)	(2.21)	11.17	3.23	5,108.70		2.67	67
May 31, 2022	15.86	.13	(.96)	(.83)	(.10)	(1.92)	—	(2.02)	13.01	(6.69)	28.83		.82	76
May 31, 2021	11.45	.11	4.73	4.84	(.10)	(.33)	—	(0.43)	15.86	42.70	31.86		.81	64
May 31, 2020	11.07	.16	.46	.62	(.16)	(.08)	—	(0.24)	11.45	5.47	21.85		1.36	89
Class P
November 30, 2024**	$14.27	.15	1.65	1.80	—	—	—	—	$16.07	12.61*	$13,922	.29*	.98*	33*
May 31, 2024	11.14	.18	3.19	3.37	(.07)	(.17)	—	(0.24)	14.27	30.55	8,398.60		1.44	64
May 31, 2023	12.99	.15	.24	.39	(.14)	(1.81)	(.29)	(2.24)	11.14	3.45	4,680.62		1.26	67
May 31, 2022	15.86	.16	(.97)	(.81)	(.14)	(1.92)	—	(2.06)	12.99	(6.61)	79,557.61		1.04	76
May 31, 2021	11.45	.14	4.73	4.87	(.13)	(.33)	—	(0.46)	15.86	42.98	78,855.62		1.05	64
May 31, 2020	11.09	.18	.46	.64	(.20)	(.08)	—	(0.28)	11.45	5.61	62,820.62		1.58	89
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):
Percentage of average net assets
November 30, 2024	0.68%
May 31, 2024	1.80
May 31, 2023	0.38
May 31, 2022	0.29
May 31, 2021	0.35
May 31, 2020	0.32

The accompanying notes are an integral part of these financial statements.

20
Dynamic Asset Allocation Equity Fund

Notes to financial statements 11/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from June 1, 2024 through November 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Equity Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek long-term growth. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. Under normal circumstances, Franklin Advisers invests at least 80% of the fund’s net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders. Franklin Advisers may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Franklin Advisers may also consider other factors that Franklin Advisers believes will cause the stock price to rise. While Franklin Advisers typically allocates approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. Franklin Advisers invests mainly in developed countries, but may invest in emerging markets. The fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, the fund typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class P Δ	None	None	None
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Dynamic Asset Allocation Equity Fund
21

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for enhancing returns on securities owned, for enhancing the return on a security owned, for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for managing exposure to market risk and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

22
Dynamic Asset Allocation Equity Fund

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $20,397 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $15,775,205, resulting in gross unrealized appreciation and depreciation of $6,010,665 and $165,308, respectively, or net unrealized appreciation of $5,845,357.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund, and the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

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For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.289% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.02% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $122,026 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $1,952 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, Franklin Templeton Investment Management Limited (FTIML) is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PAC, Franklin Advisers (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A and class P shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,828
Class P	554
Total	$3,382

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $40 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $14, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of no monies from the sale of class A shares. For the period June 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of no monies from the sale of class A shares.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received no monies on class A redemptions. For the period from June 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

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Dynamic Asset Allocation Equity Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$8,361,264	$5,174,852
U.S. government securities (Long-term)	—	—
Total	$8,361,264	$5,174,852

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales. Beginning in January 2024 the fund was restricted from participating in the interfund trading program.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	8,467	106,508
	—	—	8,467	106,508
Shares repurchased	—	—	—	—
Net increase	—	$—	8,467	$106,508
	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class P	Shares	Amount	Shares	Amount
Shares sold	375,565	$5,681,365	327,402	$4,215,249
Shares issued in connection with reinvestment of distributions	—	—	9,255	116,056
	375,565	5,681,365	336,657	4,331,305
Shares repurchased	(97,925)	(1,492,769)	(168,358)	(2,137,993)
Net increase	277,640	$4,188,596	168,299	$2,193,312

At the close of the reporting period, Putnam Investment Holdings, LLC owned 465,128 class A shares of the fund (99.9% of class A shares outstanding), valued at $7,497,863.

At the close of the reporting period, the Putnam Retirement Advantage Funds owned 65.0% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
Putnam Government Money Market Fund Class G †	$827,446	$4,819,481	$3,722,900	$45,629	$1,924,027
Putnam Short Term Investment Fund Class P ‡	835,656	1,032,583	843,009	23,840	1,025,230
Total Short-term investments	$1,663,102	$5,852,064	$4,565,909	$69,469	$2,949,257
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

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Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$200
Written equity option contracts (contract amount)	$200
Futures contracts (number of contracts)	50
Forward currency contracts (contract amount)	$2,000,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$6,147	Payables	$26,223
Equity contracts	Receivables, Net assets — Unrealized appreciation	310,684 *	Payables, Net assets — Unrealized depreciation	48,962 *
Total		$316,831		$75,185
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$5,480	$5,480
Equity contracts	50,894	—	$50,894
Total	$50,894	$5,480	$56,374
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$(13,919)	$(13,919)
Equity contracts	177	245,928	—	$246,105
Total	$177	$245,928	$(13,919)	$232,186

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Dynamic Asset Allocation Equity Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Futures contracts §	$—	$—	$28,986	$—	$—	$—	$—
Forward currency contracts #	588	1,089	—	185	65	657	330
Purchased options **#	—	—	—	—	—	—	2,660
Total Assets	$588	$1,089	$28,986	$185	$65	$657	$2,990
Liabilities:
Futures contracts §	—	—	12,740	—	—	—	—
Forward currency contracts #	4,492	869	—	1,072	2,688	1,262	2,211
Written options #	—	—	—	—	—	—	1,821
Total Liabilities	$4,492	$869	$12,740	$1,072	$2,688	$1,262	$4,032
Total Financial and Derivative Net Assets	$(3,904)	$220	$16,246	$(887)	$(2,623)	$(605)	$(1,042)
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—	$—
Net amount	$(3,904)	$220	$16,246	$(887)	$(2,623)	$(605)	$(1,042)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—

	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Total
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$28,986
Forward currency contracts #	1,172	740	311	200	810	6,147
Purchased options **#	—	—	—	—	—	2,660
Total Assets	$1,172	$740	$311	$200	$810	$37,793
Liabilities:
Futures contracts §	—	—	—	—	—	12,740
Forward currency contracts #	1,615	—	7,778	—	4,236	26,223
Written options #	—	—	—	—	—	1,821
Total Liabilities	$1,615	$—	$7,778	$—	$4,236	$40,784
Total Financial and Derivative Net Assets	$(443)	$740	$(7,467)	$200	$(3,426)	$(2,991)
Total collateral received (pledged) †##	$—	$—	$—	$—	$—
Net amount	$(443)	$740	$(7,467)	$200	$(3,426)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $227,893.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Dynamic Asset Allocation Equity Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the New PAC Sub-Advisory Contract (defined below) among Franklin Advisers, PIL, and PAC would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the New PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, a New PAC Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and PAC, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New PIL Sub-Management Contract,” and the “New PAC Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management

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would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds of 20 basis points, and, in the case of your fund, 2 basis points, on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least September 30, 2025. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31,

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2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2023. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year and three-year periods ended December 31, 2023, and was positive but trailed the return of its benchmark over the five-year period ended December 31, 2023. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	39117-SFSOI 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: January 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: January 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: January 28, 2025